                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INFLATION PROTECTION FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES &
EQUIVALENTS- 54.5%
   $     1,500,000  AID (Egypt), 4.45%, 9/15/15                     $  1,457,403
        36,688,656  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                         37,023,972
        34,843,732  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                          33,286,670
        34,499,528  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(1)                         34,930,807
        21,894,300  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                         26,676,847
        14,337,350  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            18,210,685
        18,465,809  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32(1)                         22,560,030
         3,008,583  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              3,151,728
         3,710,981  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                             3,588,927
           239,368  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                                249,878
         3,410,745  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11                             3,433,928
         5,689,632  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                             5,984,787
         3,849,488  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12                              3,822,722
         1,158,530  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                              1,206,139
         4,536,640  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                             4,465,760
         7,891,450  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                              7,780,480
         4,530,828  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              4,471,007
        15,818,195  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            15,138,519
        16,813,444  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                            16,373,419
        16,188,692  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                             15,829,513
        17,019,090  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                             17,340,870
        20,038,648  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17                            20,188,958
        11,884,835  U.S. Treasury Inflation Indexed
                    Notes, 2.625%, 7/15/17                            12,254,382
                                                                 ---------------
TOTAL U.S. TREASURY
SECURITIES & EQUIVALENTS                                             309,427,431
(Cost $304,262,231)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(2) - 12.3%
         5,058,900  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37                                     5,054,594
           873,016  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.902%, 10/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 3/15/22 (Acquired
                    11/18/05, Cost $873,016)(3)                          869,468
         2,716,080  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2003 T12, Class A2 SEQ,
                    3.88%, 8/1/39                                      2,687,545
           342,719  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.902%, 10/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps, Final
                    Maturity 11/15/07 (Acquired
                    11/18/05, Cost $342,719)(3)                          342,532
         7,000,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.932%, 10/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with no caps,
                    Final Maturity 3/15/09                             6,947,500
         1,565,568  FHLMC, Series 2508, Class
                    UL SEQ, 5.00%, 12/15/16                            1,562,138
         3,000,000  FNMA, Series 2003-92, Class
                    PD, 4.50%, 3/25/17                                 2,943,072
         2,303,435  GNMA, Series 2003-105, Class
                    A SEQ, 4.50%, 11/16/27                             2,268,158
           417,045  GNMA, Series 2003-112, Class
                    MN, 4.00%, 5/16/25                                   415,072
         1,197,862  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29                                     1,197,706
         2,000,000  GNMA, Series 2005-24, Class
                    UB SEQ, 5.00%, 1/20/31                             1,970,850
         6,000,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.305%,
                    10/1/07, Final Maturity 8/10/42                    5,915,322
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/11/27                             1,923,610
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class
                    A2 SEQ, 3.48%, 7/15/27                               987,070

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         5,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.567%, 10/11/07, Final
                    Maturity 6/15/29                                   4,970,169
         3,862,358  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                3,848,959
         2,590,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                2,544,025
         6,850,298  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2007 LLFA, Class A1, VRN,
                    6.052%, 9/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps, Final
                    Maturity 5/15/09 (Acquired
                    8/3/07, Cost $6,850,298)(3)                        6,833,172
         2,000,000  Merrill Lynch Mortgage Trust
                    STRIPS - COUPON, Series
                    2006 C1, Class A2, VRN, 5.613%,
                    10/1/07, Final Maturity 5/12/39                    2,033,386
         5,000,000  Morgan Stanley Capital I, Series
                    2004 HQ3, Class A2 SEQ, 4.05%,
                    1/13/41                                            4,911,790
         2,055,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                     2,010,407
         1,805,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2004 AR7, Class A6,
                    3.94%, 7/25/34                                     1,763,516
         1,000,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                       988,057
         5,500,718  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                      5,524,899
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  70,513,017
(Cost $70,435,783)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 12.1%
         4,000,000  FAMCA, 4.875%, 1/14/11
                    (Acquired 8/30/07,
                    Cost $4,018,400)(3)                                4,059,060
         3,750,000  FAMCA, 5.50%, 7/15/11
                    (Acquired 9/6/06,
                    Cost $3,804,075)(3)                                3,867,188
         1,000,000  FAMCA, 5.40%, 10/14/11                             1,027,798
         3,974,000  FAMCA, 6.71%, 7/28/14                              4,415,070
         5,000,000  FFCB, 4.50%, 10/17/12                              4,979,455
         2,000,000  FFCB, 4.875%, 12/16/15                             1,996,492
         5,000,000  FFCB, 4.875%, 1/17/17                              4,966,760
         4,000,000  FHLB, 4.875%, 11/18/11                             4,046,864
         5,000,000  FHLB, 5.00%, 3/9/12                                5,085,675
         4,000,000  FHLB, 4.75%, 12/16/16                              3,937,772
         5,000,000  FHLMC, 5.50%, 8/20/12                              5,190,100
         5,000,000  FNMA, 4.875%, 5/18/12                              5,062,055
         2,000,000  FNMA, 5.375%, 6/12/17                              2,060,604
         2,770,000  FNMA, VRN, 3.50%, 10/17/07,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.14% with a cap of 24.00%,
                    Final Maturity 2/17/09                             2,721,497
         5,000,000  PEFCO, 6.67%, 9/15/09                              5,217,075
         1,500,000  PEFCO, 5.69%, 5/15/12                              1,567,376
         2,845,000  PEFCO, 4.97%, 8/15/13                              2,889,063
         4,000,000  PEFCO, 4.55%, 5/15/15                              3,928,712
         1,750,000  TVA Inflation Indexed Notes,
                    4.875%, 12/15/16                                   1,728,316
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               68,746,932
(Cost $68,073,781)                                               ---------------

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 10.6%
         2,000,000  ABN AMRO Bank N.V., VRN,
                    4.36%, 10/29/07, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 2.00% with
                    no caps, Final Maturity 9/27/08                    1,984,300
         2,000,000  Barclays Bank plc, VRN, 4.11%,
                    10/15/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.75% with no caps,
                    Final Maturity 3/17/08                             1,979,800
         2,000,000  Barclays Bank plc, VRN, 4.52%,
                    10/26/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.83% with no caps,
                    Final Maturity 7/28/08                             1,959,580
           187,000  Hartford Life Insurance Co., VRN,
                    6.05%, 10/15/07, resets monthly
                    off the Consumer Price Index Year
                    Over Year plus 2.20% with no
                    caps, Final Maturity 10/15/08                        184,431
         3,000,000  HSBC Finance Corp., VRN, 3.47%,
                    10/10/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.11% with no caps,
                    Final Maturity 2/10/10                             2,832,930
         1,067,000  HSBC Finance Corp., VRN, 3.55%,
                    10/10/07, resets monthly off
                    the Consumer Price Index Year
                    over Year plus 1.19% with
                    no caps, Final Maturity 2/10/09                    1,030,327
           706,000  HSBC Finance Corp., VRN, 3.62%,
                    10/10/07, resets monthly off
                    the Consumer Price Index Year
                    over Year plus 1.08% with
                    no caps, Final Maturity 9/10/09                      670,086
         9,500,000  International Bank for
                    Reconstruction & Development,
                    7.625%, 1/19/23                                   12,008,152
            40,000  John Hancock Life Insurance Co.,
                    VRN, 3.49%, 10/15/07, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.13%
                    with no caps, Final Maturity
                    6/15/10                                               37,805
           179,000  John Hancock Life Insurance Co.,
                    VRN, 3.98%, 10/15/07, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.62%
                    with no caps, Final Maturity
                    11/15/10                                             169,753
         2,139,000  Lehman Brothers Holdings Inc.,
                    VRN, 4.76%, 10/10/07, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 2.07%
                    with no caps, Final Maturity
                    11/10/15                                           1,956,415
         4,160,000  Lehman Brothers Holdings Inc.,
                    VRN, 4.15%, 10/23/07, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.46%
                    with no caps, Final Maturity
                    3/23/12                                            3,774,950
         4,560,000  Merrill Lynch & Co., Inc., VRN,
                    3.85%, 10/1/07, resets monthly
                    off the Consumer Price Index
                    plus 1.16% with no caps,
                    Final Maturity 3/2/09                              4,436,424
         4,359,000  Morgan Stanley, VRN, 4.79%,
                    10/1/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.10% with no caps,
                    Final Maturity 12/1/17                             3,923,231
         2,125,000  Principal Life Income Fundings
                    Trusts, VRN, 3.74%, 10/1/07,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.05% with no caps, Final
                    Maturity 4/1/08                                    2,086,983
           303,000  Prudential Financial, Inc., VRN,
                    4.69%, 10/1/07, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 2.00% with
                    no caps, Final Maturity 11/2/20                      238,858
           300,000  Prudential Financial, Inc., VRN,
                    4.21%, 10/10/07, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 1.85% with
                    no caps, Final Maturity 12/10/07                     298,293
        10,907,300  SLM Corporation, 1.32%, 1/25/10                    9,886,268
           490,000  SLM Corporation, VRN, 4.84%,
                    10/1/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.15% with no caps,
                    Final Maturity 2/1/14                                366,848

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,500,000  SLM Corporation, VRN, 4.89%,
                    10/15/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.20% with no caps,
                    Final Maturity 6/15/09                             1,424,805
         8,798,480  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                      8,591,716
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 59,841,955
(Cost $62,178,633)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(4) - 3.0%
         3,250,000  AID (Israel), 5.02%, 3/15/11                       2,816,652
         5,000,000  AID (Israel), 4.70%, 5/1/15                        3,505,809
            45,000  Federal Judiciary, 5.34%, 2/15/08                     44,335
           242,000  Federal Judiciary, 4.41%, 8/15/11                    205,477
            56,000  Federal Judiciary, 4.88%, 8/15/12                     45,321
         4,351,000  Federal Judiciary, 4.85%, 8/15/13                  3,356,196
            91,000  Federal Judiciary, 5.43%, 2/15/23                     41,032
           113,000  FICO STRIPS - COUPON,
                    5.27%, 2/3/10                                        102,414
           101,000  FICO STRIPS - COUPON,
                    5.27%, 5/2/10                                         90,494
           353,000  REFCORP STRIPS - COUPON,
                    3.61%, 10/15/08                                      338,968
         2,000,000  REFCORP STRIPS - COUPON,
                    3.68%, 1/15/09                                     1,902,384
         2,000,000  REFCORP STRIPS - COUPON,
                    4.83%, 4/15/09                                     1,884,494
         2,000,000  REFCORP STRIPS - COUPON,
                    4.51%, 1/15/14                                     1,519,568
           232,000  REFCORP STRIPS - COUPON,
                    4.84%, 4/15/16                                       155,688
           142,000  REFCORP STRIPS - COUPON,
                    4.87%, 7/15/17                                        88,470
           442,000  REFCORP STRIPS - COUPON,
                    4.91%, 1/15/18                                       267,539
           475,000  REFCORP STRIPS - COUPON,
                    4.94%, 4/15/19                                       267,759
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            16,632,600
(Cost $16,457,128)                                               ---------------

COMMERCIAL PAPER(5) - 3.0%
        14,400,000  Cedar Springs Capital Co., 5.75%,
                    10/1/07 (Acquired 9/28/07,
                    Cost $14,393,100)(3)                              14,393,923
         2,500,000  Cedar Springs Capital Co., 5.40%,
                    10/10/07 (Acquired 9/21/07,
                    Cost $2,494,000)(3)                                2,495,443
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                16,889,366
(Cost $16,896,625)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) - 1.8%
           738,307  FHLMC, 4.50%, 5/1/19                                 711,583
         4,128,828  FHLMC, 5.00%, 4/1/21                               4,048,915
           377,139  FHLMC, 5.50%, 12/1/33                                370,408
         1,037,189  FNMA, 5.00%, 9/1/20                                1,017,100
           131,042  GNMA, 6.00%, 6/20/17                                 132,482
           133,254  GNMA, 6.00%, 7/20/17                                 134,717
           858,733  GNMA, 6.00%, 5/15/24                                 868,541

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,975,693  GNMA, 5.50%, 9/20/34                               2,928,061
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            10,211,807
(Cost $10,325,937)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(4) - 1.9%
            25,000  FICO STRIPS - COUPON,
                    4.23%, 11/30/07                                       24,834
         2,000,000  FICO STRIPS - COUPON,
                    4.39%, 10/6/12                                     1,599,486
           125,000  FICO STRIPS - COUPON,
                    4.40%, 11/30/08                                      119,008
           485,000  FICO STRIPS - COUPON,
                    4.58%, 11/30/10                                      423,483
         1,763,000  FICO STRIPS - COUPON,
                    4.83%, 3/26/12                                     1,451,713
         3,038,000  FICO STRIPS - COUPON,
                    5.10%, 4/6/11                                      2,619,743
         2,000,000  Government Trust Certificates,
                    5.10%, 11/15/07                                    1,990,342
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08                                       876,777
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08                                      954,521
           500,000  TVA STRIPS - COUPON,
                    5.28%, 4/15/08                                       488,847
           110,000  TVA STRIPS - COUPON,
                    4.95%, 10/15/08                                      105,348
           100,000  TVA STRIPS - COUPON,
                    4.77%, 4/15/12                                        82,451
           132,000  TVA STRIPS - COUPON,
                    5.28%, 10/15/09                                      121,258
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     10,857,811
(Cost $10,769,954)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.9%
         5,000,000  KfW, 4.75%, 5/15/12                                5,025,060
                                                                 ---------------
(Cost $4,878,491)

ASSET-BACKED SECURITIES(2) - 0.1%
           185,194  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1,
                    Class A1 SEQ, 2.89%, 7/20/11                         182,184
            98,811  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.201%,
                    10/25/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 9/25/36                       98,785
            13,960  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.191%, 10/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps,
                    Final Maturity 6/25/36                                13,956
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            294,925
(Cost $297,970)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.2%                                 568,440,904
                                                                 ---------------
(Cost $564,576,533)

OTHER ASSETS AND LIABILITIES - (0.2)%                                (1,333,776)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $567,107,128
                                                                 ===============

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount         Description of Agreement           Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$  4,750,000   Pay quarterly a fixed rate equal   June 2010          $  11,625
               to 0.20% multiplied by the
               notional amount and receive from
               Merrill Lynch International upon
               each default event of HSBC
               Finance Corp., par value of the
               proportional notional amount.
--------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------
  20,000,000   Pay a fixed rate equal to 1.13%    January 2012         182,917
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination date
               with Barclays Bank plc.
  35,000,000   Pay a fixed rate equal to 1.14%    March 2012           178,814
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination date
               with Barclays Bank plc.
  20,000,000   Pay a fixed rate equal to 1.21%    June 2014           (178,024)
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination date
               with Barclays Bank plc.
  44,000,000   Pay a fixed rate equal to 2.4875%  July 2010           (254,229)
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination date
               with Barclays Bank plc.
  20,000,000   Pay a fixed rate equal to 1.31%    April 2017           184,346
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination date
               with Barclays Bank plc.
                                                                   -------------
                                                                     $ 125,449
                                                                   =============

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
CPI = Consumer Price Index
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
LB-UBS = Lehman Brothers Inc. - UBS AG
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.
(1) Security, or a portion thereof, has been segregated for swap agreements.
(2) Final maturity indicated, unless otherwise noted.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2007 was
    $32,860,786, which represented 5.8% of total net assets.
(4) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(5) The rate indicated is the yield to maturity at purchase.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $566,186,518
                                                                 ===============
Gross tax appreciation of investments                              $  6,056,652
Gross tax depreciation of investments                                (3,802,266)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,254,386
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    November 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    November 28, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    November 28, 2007